UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $626,551 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101     1294    35000 SH       SOLE                        0        0    35000
AMAZON COM INC                 COM              023135106     2543    10000 SH       SOLE                        0        0    10000
ASPEN TECHNOLOGY INC           COM              045327103     2196    85000 SH       SOLE                        0        0    85000
CHENIERE ENERGY INC            COM NEW          16411r208      311    20000 SH       SOLE                        0        0    20000
CORELOGIC INC                  COM              21871d103      929    35000 SH       SOLE                        0        0    35000
DISCOVER FINL SVCS             COM              254709108     1867    47000 SH       SOLE                        0        0    47000
EXPEDIA INC DEL                COM NEW          30212p303     2314    40000 SH       SOLE                        0        0    40000
FOOT LOCKER INC                COM              344849104     1278    36000 SH       SOLE                        0        0    36000
FUSION-IO INC                  COM              36112j107     2785    92000 SH       SOLE                        0        0    92000
LINKEDIN CORP                  COM CL A         53578a108      722     6000 SH       SOLE                        0        0     6000
MERCK & CO INC NEW             COM              58933y105     9019   200000 SH  CALL SOLE                        0        0   200000
MICHAEL KORS HLDGS LTD         SHS              g60754101      718    13500 SH       SOLE                        0        0    13500
ON ASSIGNMENT INC              COM              682159108      996    50000 SH       SOLE                        0        0    50000
POLARIS INDS INC               COM              731068102     1779    22000 SH       SOLE                        0        0    22000
REGENERON PHARMACEUTICALS      COM              75886f107      916     6000 SH       SOLE                        0        0     6000
SHERWIN WILLIAMS CO            COM              824348106     2680    18000 SH       SOLE                        0        0    18000
SPDR S&P 500 ETF TR            TR UNIT          78462f103   575880  4000000 SH  PUT  SOLE                        0        0  4000000
STEWART INFORMATION SVCS COR   COM              860372101     1611    80000 SH       SOLE                        0        0    80000
TEREX CORP NEW                 COM              880779103     5758   255000 SH       SOLE                        0        0   255000
ULTIMATE SOFTWARE GROUP INC    COM              90385d107     3574    35000 SH       SOLE                        0        0    35000
YELP INC                       CL A             985817105     3517   130000 SH       SOLE                        0        0   130000
ZALE CORP NEW                  COM              988858106     3864   560000 SH       SOLE                        0        0   560000